March 2, 2020

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:  Johnson Mutual Funds Trust, File Nos. 33-52970 and 811-7254

Dear Sir/Madam:

On behalf of Johnson Mutual Funds Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 51 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to make revisions to principal investment strategy and risk disclosures for the Johnson Fixed Income Fund, Johnson Municipal Income Fund, Johnson Institutional Short Duration Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Core Bond Fund and Johnson Enhanced Return Fund.

If you have any questions, please contact me at (614) 469-3353.

Very truly yours, /s/ Andrew Davalla Andrew Davalla Thompson Hine LLP